Angel Oak Financials Income Impact Fund
Schedule of Investments
October 31, 2022 (Unaudited)
		Principal
		Amount	Value
Collateralized Debt Obligations ― 1.50%
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A2, 5.434% (3 Month LIBOR USD + 2.450%), 5/23/2039 (a)(b)(c)		$2,000,000	$1,995,000
TOTAL COLLATERALIZED DEBT OBLIGATIONS (Cost ― $2,000,000)			$1,995,000

Common Stocks ― 4.19%		Shares
Financial ― 4.19%
AmeriServ Financial, Inc.		89,566	360,951
Arrow Financial Corp.		17,613	613,284
Bank7 Corp.		22,000	550,000
Central Valley Community Bancorp		19,000	353,400
Community Financial Corp.		4,900	185,220
Eagle Bancorp Montana, Inc.		28,506	531,352
Financial Institutions, Inc.		16,594	395,435
First United Corp.		36,500	692,405
Greene County Bancorp, Inc.		8,100	539,460
Hingham Institution for Savings		1,000	247,250
Pinnacle Financial Partners, Inc.		6,000	497,940
Sterling Bancorp, Inc. (d)		93,000	592,410
TOTAL COMMON STOCKS (Cost ― $5,103,184)			$5,559,107
		Principal
Corporate Obligations ― 88.37%		Amount
Financial ― 88.37%
A10 Capital LLC, 5.875%, 8/17/2026 (b)		$1,000,000	903,177
Allegiance Bancshares, Inc., 4.700% (SOFR + 3.392%), 10/1/2029 (a)		1,000,000	966,362
Arbor Realty Trust, Inc., 5.750%, 4/1/2024 (b)		1,500,000	1,452,230
Arbor Realty Trust, Inc., 4.500%, 3/15/2027 (b)		2,500,000	2,102,654
B. Riley Financial, Inc., 5.500%, 3/31/2026 (e)		1,000,000	851,200
Banc of California, Inc., 5.250%, 4/15/2025		500,000	489,212
Bancorp Bank, 4.750%, 8/15/2025		2,000,000	1,902,245
BankFinancial Corp., 3.750% (TSFR3M + 2.990%), 5/15/2031 (a)(b)		2,000,000	1,780,073
BankGuam Holding Co., 4.750% (TSFR3M + 4.130%), 7/1/2031 (a)(b)		2,000,000	1,813,281
Business Development Corp. of America, 4.750%, 12/30/2022 (b)		2,000,000	1,994,632
Cadence Bancorp, 4.750% (3 Month LIBOR USD + 3.030%), 6/30/2029 (a)		2,500,000	2,426,837
CB Financial Services, Inc., 3.875% (TSFR3M + 2.800%), 12/15/2031 (a)(b)		1,000,000	876,099
Central Pacific Financial Corp., 4.750% (TSFR3M + 4.560%), 11/1/2030 (a)		1,000,000	931,845
Citizens Community Bancorp, Inc., 4.750% (TSFR3M + 3.290%), 4/1/2032 (a)(b)		1,300,000	1,166,483
Civista Bancshares, Inc., 3.250% (SOFR + 2.190%), 12/1/2031 (a)		2,500,000	2,196,492
Clear Street Holdings LLC, 5.875%, 5/15/2026 (b)		2,000,000	1,828,649
Colony Bankcorp, Inc., 5.250% (SOFRINDX + 5.250%), 5/20/2032 (a)(b)		1,000,000	913,616
ConnectOne Bancorp, Inc., 5.200% (3 Month LIBOR USD + 2.840%), 2/1/2028 (a)		1,950,000	1,937,277
Cowen, Inc., 7.250%, 5/6/2024 (b)		1,000,000	1,011,233
CRB Group, Inc., 6.500% (TSFR3M + 6.380%), 9/1/2030 (a)(b)		1,000,000	974,359
Dickinson Financial Corp., 4.250% (TSFR3M + 4.030%), 11/15/2030 (a)(b)		1,250,000	1,147,048
Dime Community Bancshares, Inc., 5.000% (TSFR3M + 2.180%), 5/15/2032 (a)		1,000,000	897,972
Equity Bancshares, Inc., 7.000% (TSFR3M + 6.880%), 6/30/2030 (a)		1,000,000	985,877
FedNat Holding Co., 7.750%, 3/15/2029 (c)(f)(g)		2,500,000	1,250,000
Fidelity Bank, 5.875% (3 Month LIBOR USD + 3.630%), 5/31/2030 (a)		2,000,000	1,932,686
Fidelity Financial Corp., 5.000% (TSFR3M + 2.470%), 4/30/2032 (a)(b)		3,000,000	2,715,665
Financial Institutions, Inc., 6.000% (3 Month LIBOR USD + 3.944%), 4/15/2030 (a)		1,500,000	1,445,991
First Bancshares, Inc., 6.400% (3 Month LIBOR USD + 3.390%), 5/1/2033 (a)		2,500,000	2,429,431
First Business Financial Services, Inc., 5.500% (SOFR + 4.332%), 8/15/2029 (a)(b)		3,000,000	2,902,033
First Foundation, Inc., 3.500% (SOFR + 2.040%), 2/1/2032 (a)		1,000,000	855,584
First Internet Bancorp, 3.750% (SOFR + 3.110%), 9/1/2031 (a)		1,000,000	879,143
First Northwest Bancorp, 3.750% (SOFR + 3.000%), 3/30/2031 (a)		1,500,000	1,336,345
Firstsun Capital Bancorp, 6.000% (TSFR3M + 5.890%), 7/1/2030 (a)(b)		2,000,000	1,936,876
Flushing Financial Corp., 3.125% (TSFR3M + 2.035%), 12/1/2031 (a)		3,000,000	2,561,406
Flushing Financial Corp., 6.000% (TSFR3M + 3.130%), 9/1/2032 (a)		500,000	485,788
FS Bancorp, Inc., 3.750% (TSFR3M + 3.370%), 2/15/2031 (a)		1,000,000	894,302
Happy Bancshares, Inc., 5.500% (TSFR3M + 5.345%), 7/31/2030 (a)(b)		3,000,000	2,864,976
Homestreet, Inc., 6.500%, 6/1/2026		3,000,000	2,922,870
Horizon Bancorp, Inc., 5.625% (TSFR3M + 5.490%), 7/1/2030 (a)		1,000,000	959,438
Independent Bank Corp., 5.950% (TSFR3M + 5.825%), 5/31/2030 (a)(b)		750,000	726,194
Independent Bank Group, Inc., 5.000% (3 Month LIBOR USD + 2.830%), 12/31/2027 (a)		1,000,000	996,368
Jamesmark Bancshares, Inc., 3.750% (TSFR3M + 3.050%), 10/1/2031 (a)(b)		850,000	745,543
Kingstone Cos, Inc., 5.500%, 12/30/2022		4,350,000	4,242,419
Limestone Bancorp, Inc., 5.750% (3 Month LIBOR USD + 3.950%), 7/31/2029 (a)(b)		1,000,000	967,096
Malvern Bancorp, Inc., 7.050% (3 Month LIBOR USD + 4.145%), 2/15/2027 (a)		500,000	494,447
Marble Point Loan Financing Ltd. / MPLF Funding I LLC, 7.500%, 10/16/2025 (b)		3,500,000	3,472,266
Mercantile Bank Corp., 3.250% (SOFR + 2.120%), 1/30/2032 (a)		3,000,000	2,551,295
Midwest Bankcentre, Inc., 3.625% (TSFR3M + 2.950%), 6/15/2031 (a)(b)		1,500,000	1,321,881
Millennium Consolidated Holdings LLC, 7.500%, 6/30/2023 (b)		1,000,000	992,664
Narragansett Financial Corp., 3.875% (TSFR3M + 3.190%), 5/15/2031 (a)(b)		2,000,000	1,782,298
National Bank of Indianapolis Corp., 5.500% (3 Month LIBOR USD + 4.209%), 9/15/2029 (a)(b)		2,000,000	1,931,840
New York Community Bancorp, Inc., 5.900% (3 Month LIBOR USD + 2.780%), 11/6/2028 (a)		1,000,000	976,073
NexBank Capital, Inc., 4.000% (TSFR3M + 3.390%), 8/15/2031 (a)(b)		3,000,000	2,656,088
NexBank Capital, Inc., 6.000%, 7/15/2032 (b)		2,000,000	1,865,469
Northpointe Bancshares, Inc., 6.000% (TSFR3M + 4.905%), 9/30/2029 (a)(b)		1,000,000	962,024
Oakstar Bancshares, Inc., 4.250% (TSFR3M + 3.516%), 4/15/2031 (a)(b)		1,000,000	901,928
Olney Bancshares of Texas, Inc., 4.000% (TSFR3M + 3.320%), 3/15/2031 (a)(b)		1,250,000	1,120,807
Peapack-Gladstone Financial Corp., 3.500% (TSFR3M + 3.260%), 12/30/2030 (a)		1,500,000	1,340,486
Preferred Bank, 3.375% (TSFR3M + 2.780%), 6/15/2031 (a)		4,000,000	3,492,639
Primis Financial Corp., 8.365% (3 Month LIBOR USD + 3.950%), 1/31/2027 (a)(b)		1,000,000	999,926
RBB Bancorp, 4.000% (TSFR3M + 3.290%), 4/1/2031 (a)		3,000,000	2,688,142
Ready Capital Corp., 5.750%, 2/15/2026 (e)		941,100	822,521
Renasant Corp., 3.000% (TSFR3M + 1.910%), 12/1/2031 (a)		2,700,000	2,292,862
River Financial Corp., 4.000% (TSFR3M + 3.420%), 3/15/2031 (a)(b)		1,000,000	896,646
SmartFinancial, Inc., 5.625% (3 Month LIBOR USD + 2.550%), 10/2/2028 (a)(b)		1,250,000	1,238,040
South Street Securities Funding LLC, 6.250%, 12/30/2026 (b)		1,000,000	914,450
Sterling Bancorp, Inc., 9.899% (3 Month LIBOR USD + 5.820%), 4/15/2026 (a)(b)		2,000,000	2,000,211
Sterling Bancorp, Inc., 4.000% (TSFR3M + 2.530%), 12/30/2029 (a)		50,000	47,281
Summit Financial Group, Inc., 3.250% (TSFR3M + 2.300%), 12/1/2031 (a)		1,000,000	858,247
Texas State Bankshares, Inc., 5.750% (3 Month LIBOR USD + 3.550%), 6/15/2029 (a)(b)		2,000,000	1,938,880
Trinitas Capital Management LLC, 6.000%, 7/30/2026 (b)		2,000,000	1,817,668
Trinity Capital, Inc., 4.250%, 12/15/2026		2,000,000	1,682,283
Truist Financial Corp., 5.900% (SOFR + 1.626%), 10/28/2026 (a)		1,000,000	999,909
United Insurance Holdings Corp., 6.250%, 12/15/2027		2,000,000	1,362,500
Western Alliance Bancorp, 3.000% (TSFR3M + 2.250%), 6/15/2031 (a)		2,000,000	1,691,264
WhiteHorse Finance, Inc., 4.000%, 12/15/2026		1,000,000	840,314
Zais Group LLC, 7.000%, 11/15/2023 (b)		660,000	639,486
TOTAL CORPORATE OBLIGATIONS (Cost ― $129,205,571)			$117,191,842

Preferred Stocks ― 1.50%		Shares
Financial ― 1.50%
First Guaranty Bancshares, Inc., 6.750%		40,000	994,000
PacWest Bancorp, 7.750% (H15T5Y + 4.820%) (a)		40,000	992,800
TOTAL PREFERRED STOCKS (Cost ― $2,000,000)			$1,986,800

Short-Term Investments ― 3.88%
Money Market Funds ― 3.88%
First American Government Obligations Fund, Class U, 2.941% (h)		5,142,478	5,142,478
TOTAL SHORT-TERM INVESTMENTS (Cost ― $5,142,478)			$5,142,478
TOTAL INVESTMENTS ― 99.44% (Cost ― $143,451,233)			$131,875,227
Other Assets in Excess of Liabilities ― 0.56%			739,520
NET ASSETS ― 100.00%			$132,614,747

LIBOR:	London Inter-Bank Offered Rate
SOFR:	Secured Overnight Financing Rate
SOFRINDX:	Secured Overnight Financing Rate Compounded Index
TSFR3M:	3 Month Term Secured Overnight Financing Rate
H15T5Y:	5 Year Treasury Note Constant Maturity Rate

(a)
Variable or floating rate security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase.  Rate disclosed is the rate in effect as of October 31, 2022.

(b)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At October 31, 2022, the value of these securities amounted to $60,269,489 or 45.45% of net assets.

(c)	Illiquid security. At October 31, 2022, the value of these securities amounted to $3,245,000 or 2.45% of net assets.
(d)	Non-income producing security.
(e)	Security issued as a “Baby Bond”, with a par value of $25 per bond. The principal balance disclosed above represents the issuer’s outstanding principal that corresponds to the bonds held in the Fund.
(f)	Non-income producing security. Item identified as in default as to the payment of interest.
(g)
As of October 31, 2022, the Fund has fair valued these securities under the procedures established by Angel Oak Capital Advisors, LLC as Valuation Designee pursuant to Rule 2a-5. The value of these securities amounted to $1,250,000 or 0.94% of net assets. Value determined using significant unobservable inputs.

(h)	Rate disclosed is the seven day yield as of October 31, 2022.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value and in accordance with fair valuation accounting standards. The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities ("ABS"), collateralized loan obligations ("CLOs"), collateralized mortgage obligations ("CMOs"), corporate obligations, whole loans, and mortgage-backed securities ("MBS") are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.  Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of the Valuation Designee the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of October 31, 2022:

	Level 1	Level 2	Level 3	Total
Assets
Collateralized Debt Obligations	$-	$1,995,000	$-	$1,995,000
Common Stocks	5,559,107	-	-	5,559,107
Corporate Obligations		115,941,842	1,250,000	117,191,842
Preferred Stocks	992,800	994,000	-	1,986,800
Short-Term Investments	5,142,478	-	-	5,142,478
Total	$11,694,385	$118,930,842	$1,250,000	$131,875,227

See the Schedule of Investments for further disaggregation of investment categories. During the period ended October 31, 2022, the Fund recognized $1,250,000 of transfers from Level 2 to Level 3 for securities lacking observable market data due to a decrease in relevant market activity.  See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/22	Amortization/ Accretion/ Paydowns	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 10/31/22
Corporate Obligations	$–	$–	$–	$–	$–	$–	$1,250,000	$–	$1,250,000

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at October 31, 2022, is ($1,387,149).

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 10/31/22	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input*
Corporate Obligations	$1,250,000	Model Valuation	Debt recovery estimate based on 2023 and 2024 projected earnings, and EBITDA multiples	$50.00

*Table presents information for one security, which is valued at $50.00 as of October 31, 2022.